UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                              ----------------
        This Amendment (Check only one.):   [ ]  is a restatement
                                            [ ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:      EJF Capital LLC

Address:   2107 Wilson Boulevard, Suite 410
           Arlington, VA  22201

Form 13F File Number:  28-____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Neal J. Wilson
Title:     Chief Operating Officer

Phone:     703-875-0591

Signature, Place, and Date of Signing:


  /s/ Neal J. Wilson             Arlington, VA                  4/24/2007
 ----------------------      ----------------------       ----------------------
  Neal J. Wilson                    Place                         Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     111

Form 13F Information Table Value Total:     $95,770(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 NONE


                                                 FORM 13F INFORMATION TABLE

                                                                   VALUE    SHARES/  SH/  PUT/  INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER              TITLE OF CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------    ----------------     ---------  --------  -------  ---  ----  ------- -------- -----  ------ -----

Aca Capital Holdings Inc Equity          COM            000833103   8,132  580,000   SH            SOLE          580,000   0    0
Acadia Pharmaceuticals Inc Equity        COM            004225108      89    5,943   SH            SOLE            5,943   0    0
Access Pharmaceuticals Inc Equity        COM            00431M308      91   13,450   SH            SOLE           13,450   0    0
Adolor Corporation Equity                COM            00724X102     481   55,000   SH            SOLE           55,000   0    0
Advanced Magnetics Inc Equity            COM            00753P103     488    8,094   SH            SOLE            8,094   0    0
Alexandria Real Estate Equit Equity      COM            015271109     301    3,000   SH            SOLE            3,000   0    0
Allergan Inc Equity                      COM            018490102     410    3,700   SH            SOLE            3,700   0    0
Amcomp Inc Equity                        COM            02342J101     821   85,000   SH            SOLE           85,000   0    0
Amylin Pharmaceuticals Inc Equity        COM            032346108     374   10,000   SH            SOLE           10,000   0    0
April 07 Calls On Amgn Us @65 Option     CALL           031162900       1       50   SH    CALL    SOLE               50   0    0
April 07 Calls On Celg Us @ 45 Option    CALL           151020904      76      100   SH    CALL    SOLE              100   0    0
April 07 Calls On Etfc Us @22.5 Option   CALL           269246904       6      300   SH    CALL    SOLE              300   0    0
April 07 Calls On Genz Us @ 55 Option    CALL           372917904      52      100   SH    CALL    SOLE              100   0    0
April 07 Calls On Medi Us @ 35 Option    CALL           584699902      24      100   SH    CALL    SOLE              100   0    0
April 07 Calls On Pmti Us @35 Option     CALL           697529903      75      150   SH    CALL    SOLE              150   0    0
April 07 Puts On Agix Us @ 5 Option      CALL           04743P908      47      200   SH    CALL    SOLE              200   0    0
April 07 Puts On Agix Us @ 7.5 Option    PUT            04743P958      98      200   SH    PUT     SOLE              200   0    0
April 07 Puts On Alny Us @20 Option      PUT            02043Q957      20      100   SH    PUT     SOLE              100   0    0
April 07 Puts On Aob Us @12.5 Option     PUT            028731957      30      100   SH    PUT     SOLE              100   0    0
April 07 Puts On Bbh Us @ 180 Option     PUT            09067D951     184      400   SH    PUT     SOLE              400   0    0
April 07 Puts On Cmed Us @25 Option      PUT            169483954      34      150   SH    PUT     SOLE              150   0    0
April 07 Puts On Dige Us @45 Option      PUT            253752959      30      100   SH    PUT     SOLE              100   0    0
April 07 Puts On Eem Us @115 Option      PUT            464287804      13       50   SH    PUT     SOLE               50   0    0
April 07 Puts On Gtxi Us @20 Option      PUT            40052B958       2       28   SH    PUT     SOLE               28   0    0
April 07 Puts On Iwm Us @80 Option       PUT            464287955      16      100   SH    PUT     SOLE              100   0    0
April 07 Puts On Iyf Us @110 Option      PUT            464287838       1       50   SH    PUT     SOLE               50   0    0
April 07 Puts On Medi Us @ 35 Option     PUT            584699952       9      100   SH    PUT     SOLE              100   0    0
April 07 Puts On Spy Us @140 Option      PUT            78462F903       5       50   SH    PUT     SOLE               50   0    0
Arena Pharmaceuticals Inc Equity         COM            040047102     334   30,800   SH            SOLE           30,800   0    0
Array Biopharma Inc Equity               COM            04269X105     127   10,000   SH            SOLE           10,000   0    0
Aspreva Pharmaceuticals Corp Equity      COM            04538T109     983   45,583   SH            SOLE           45,583   0    0
August 07 Puts On Nrmx Us @20 Option     PUT            64125K951      66       60   SH    PUT     SOLE               60   0    0
Axcelis Technologies Inc Equity          COM            054540109     382   50,000   SH            SOLE           50,000   0    0
Bank of America Corp. Equity             COM            060505104  10,561  207,000   SH            SOLE          207,000   0    0
Biomarin Pharmaceutical Inc Equity       COM            09061G101     345   20,000   SH            SOLE           20,000   0    0
Biomed Realty Trust Inc Equity           COM            09063H107     526   20,000   SH            SOLE           20,000   0    0
Cardiome Pharma Corporation Equity       COM            14159U202     234   23,049   SH            SOLE           23,049   0    0
Cbre Realty Finance Inc Equity           COM            12498B307     610   46,100   SH            SOLE           46,100   0    0
Celgene Corp Equity                      COM            151020104     105    2,000   SH            SOLE            2,000   0    0
Cell Genesys Inc Equity                  COM            150921104      63   15,000   SH            SOLE           15,000   0    0
Chubb Corp Equity                        COM            171232101     723   14,000   SH            SOLE           14,000   0    0
Cisco Systems Inc Equity                 COM            17275R102     638   25,000   SH            SOLE           25,000   0    0
Citigroup Inc Equity                     COM            172967101   7,188  140,000   SH            SOLE          140,000   0    0
Cnx Gas Corp Equity                      COM            12618H309   1,133   40,000   SH            SOLE           40,000   0    0
Corning Inc Equity                       COM            219350105   1,364   60,000   SH            SOLE           60,000   0    0
Diamond Offshore Drilling Equity         COM            25271C102     607    7,500   SH            SOLE            7,500   0    0
Dynavax Technologies Corp Equity         COM            268158102      78   14,400   SH            SOLE           14,400   0    0
E*Trade Financial Corp Equity            COM            269246104   5,040  237,500   SH            SOLE          237,500   0    0
Emergent Biosolutions Inc Equity         COM            29089Q105     672   50,100   SH            SOLE           50,100   0    0
Freeport-Mcmoran Copper-B Equity         COM            35671D857   4,799   72,500   SH            SOLE           72,500   0    0
Genesis Lease Ltd-Ads Equity             COM            37183T107   5,282  202,000   SH            SOLE          202,000   0    0
Gen-Probe Inc Equity                     COM            36866T103     235    5,000   SH            SOLE            5,000   0    0
Gentium Spa-Sponsored Adr Equity         Sponsored ADR  37250B104     404   20,200   SH            SOLE           20,200   0    0
Genzyme Corp Equity                      COM            372917104     258    4,305   SH            SOLE            4,305   0    0
Glaxosmithkline Plc-Adr Equity           Sponsored ADR  37733W105     276    5,000   SH            SOLE            5,000   0    0
Google Inc-Cl A Equity                   COM            38259P508     687    1,500   SH            SOLE            1,500   0    0
Hologic Inc Equity                       COM            436440101     403    7,000   SH            SOLE            7,000   0    0
Imclone Systems Equity                   COM            45245W109     408   10,000   SH            SOLE           10,000   0    0
Intermune Inc Equity                     COM            45884X103     506   20,500   SH            SOLE           20,500   0    0
Intuitive Surgical Inc Equity            COM            46120E602     158    1,300   SH            SOLE            1,300   0    0
Ishares Nasdaq Biotech Indx Equity       COM            464287556   3,789   50,000   SH            SOLE           50,000   0    0
Isis Pharmaceuticals Inc Equity          COM            464330109      97   10,460   SH            SOLE           10,460   0    0
Jpmorgan Chase & Co Equity               COM            46625H100   8,708  180,000   SH            SOLE          180,000   0    0
July 07 Calls On Agn Us @100 Option      CALL           018490902      68       50   SH    CALL    SOLE               50   0    0
July 07 Calls On Sta Us @55 Option       CALL           7928609GK      13      130   SH    CALL    SOLE              130   0    0
June 07 Calls On Crme Us @12.5 Option    CALL           14159U902       1      100   SH    CALL    SOLE              100   0    0
June 07 Puts On Cmed Us @30 Option       PUT            1694838RF      34       50   SH    PUT     SOLE               50   0    0
Lehman Brothers Holdings Inc Equity      COM            524908100   1,051   15,000   SH            SOLE           15,000   0    0
May 07 Calls On Dndn Us @7.5 Option      CALL           24823Q907      33       50   SH    CALL    SOLE               50   0    0
May 07 Calls On Pmti Us @ 35 Option      CALL           697529903      29       50   SH    CALL    SOLE               50   0    0
May 07 Calls On Uthr Us @40 Option       CALL           91307C902      70       50   SH    CALL    SOLE               50   0    0
May 07 Puts On Agix Us @ 5 Option        PUT            04743P958     173      700   SH    PUT     SOLE              700   0    0
May 07 Puts On Dndn Us @12.5 Option      PUT            24823Q907      70      200   SH    PUT     SOLE              200   0    0
May 07 Puts On Iwm Us @ 80 Option        PUT            464287473      49      200   SH    PUT     SOLE              200   0    0
May 07 Puts On Iyf Us @110 Option        PUT            464287473       6       50   SH    PUT     SOLE               50   0    0
Medarex Inc Equity                       COM            583916101     647   50,000   SH            SOLE           50,000   0    0
Memc Electronic Materials Equity         COM            552715104     242    4,000   SH            SOLE            4,000   0    0
Merck & Co. Inc. Equity                  COM            589331107     442   10,000   SH            SOLE           10,000   0    0
Merrill Lynch & Co Inc Equity            COM            590188108     629    7,700   SH            SOLE            7,700   0    0
Mindray Medical Intl Ltd-Adr Equity      Sponsored ADR  602675100     240   10,100   SH            SOLE           10,100   0    0
Momenta Pharmaceuticals Inc Equity       COM            60877T100     130   10,000   SH            SOLE           10,000   0    0
Monsanto Co Equity                       COM            61166W101     440    8,000   SH            SOLE            8,000   0    0
National-Oilwell Inc Equity              COM            637071101     389    5,000   SH            SOLE            5,000   0    0
Noble Corp Equity                        SHS            G65422100     393    5,000   SH            SOLE            5,000   0    0
Palomar Medical Technologies Equity      COM            697529303     595   14,883   SH            SOLE           14,883   0    0
PDL BioPharna Inc Equity                 COM            69329Y104     245   11,300   SH            SOLE           11,300   0    0
Petrohawk Energy Corp Equity             COM            716495106     395   30,000   SH            SOLE           30,000   0    0
Pnc Financial Services Group Equity      COM            693475105   1,080   15,000   SH            SOLE           15,000   0    0
Qualcomm Inc Equity                      COM            747525103   1,280   30,000   SH            SOLE           30,000   0    0
Regeneron Pharmaceuticals Equity         COM            75886F107     216   10,000   SH            SOLE           10,000   0    0
Sanofi-Aventis-Adr Equity                Sponsored ADR  80105N105     305    7,000   SH            SOLE            7,000   0    0
Savient Pharmaceuticals Inc Equity       COM            80517Q100     421   35,000   SH            SOLE           35,000   0    0
Seagate Technology Equity                SHS            G7945J104   1,515   65,000   SH            SOLE           65,000   0    0
Seattle Genetics Inc /Wa Equity          COM            812578102     246   30,000   SH            SOLE           30,000   0    0
September 07 Calls On Unh Us @40 Option  CALL           91324P902     142      100   SH    CALL    SOLE              100   0    0
Shire Pharmaceuticals-Sp Adr Equity      Sponsored ADR  82481R106     619   10,000   SH            SOLE           10,000   0    0
Sigma Designs Inc Equity                 COM            826565103     309   11,750   SH            SOLE           11,750   0    0
Spectranetics Corp Equity                COM            84760C107     107   10,000   SH            SOLE           10,000   0    0
Syngenta Ag-Adr Equity                   Sponsored ADR  87160A100     495   13,000   SH            SOLE           13,000   0    0
Tesco Corp Equity                        COM            88157K101     783   29,500   SH            SOLE           29,500   0    0
Thoratec Corp Equity                     COM            885175307     209   10,000   SH            SOLE           10,000   0    0
Time Warner Cable-A Equity               COM            88732J108     937   25,000   SH            SOLE           25,000   0    0
Titan Pharmaceuticals Inc Equity         COM            888314101      26   10,300   SH            SOLE           10,300   0    0
Travelers Cos Inc/The Equity             COM            89417E109     854   16,500   SH            SOLE           16,500   0    0
United Therapeutics Corp Equity          COM            91307C102     102    1,900   SH            SOLE            1,900   0    0
Valero Energy Corp Equity                COM            91913Y100     967   15,000   SH            SOLE           15,000   0    0
Vanda Pharmaceuticals Inc Equity         COM            921659108   1,158   47,543   SH            SOLE           47,543   0    0
Vertex Pharmaceuticals Inc Equity        COM            92532F100     561   20,000   SH            SOLE           20,000   0    0
Viropharma Inc Equity                    COM            928241108     352   24,500   SH            SOLE           24,500   0    0
Wachovia Corp Equity                     COM            929903102   6,991  127,000   SH            SOLE          127,000   0    0
Ziopharm Oncology Inc Equity             COM            98973P101      15    2,943   SH            SOLE            2,943   0    0